UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22359

Papp Investment Trust

________________________________________________________________________________________

(Exact name of registrant as specified in charter)

2201 E. Camelback Road, Suite 227B Phoenix, Arizona                                                85016

________________________________________________________________________________________

(Address of principal executive offices)                                                              (Zip code)

Paul Leone, Esq.

225 Pictoria Drive, Suite 450                    Cincinnati, Ohio             45246

________________________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (602) 956-0980

Date of fiscal year end: November 30

Date of reporting period: July 1, 2020 – June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

			Shareholder	Brief Identification	Proposed	Did the	How did the Fund	Did the Fund vote
	Ticker		Meeting	of the Matter	by Issuer or	Fund	Cast its Vote?	With or Against
Issuer Name	Symbol	CUSIP	Date	Voted On	Security Holder?	Vote?	For, Against, Abstain	Management?
RBC Bearings Incorporated	ROLL	75524B104	09/09/20	Election of Directors	Issuer	Yes	For	With
RBC Bearings Incorporated	ROLL	75524B104	09/09/20	Ratify Auditors	Issuer	Yes	For	With
RBC Bearings Incorporated	ROLL	75524B104	09/09/20	Executive Compensation	Issuer	Yes	For	With

Varian Medical Systems Inc	VAR	92220P105	10/15/20	Plan of Merger	Issuer	No
Varian Medical Systems Inc	VAR	92220P105	10/15/20	Additional Proxies to Approve Merger	Issuer	No
Varian Medical Systems Inc	VAR	92220P105	10/15/20	Executive Compensation	Issuer	No

The Clorox Company	CLX	189054109	11/18/20	Election of Directors	Issuer	Yes	For	With
The Clorox Company	CLX	189054109	11/18/20	Ratify Auditors	Issuer	Yes	For	With
The Clorox Company	CLX	189054109	11/18/20	Executive Compensation	Issuer	Yes	For	With
The Clorox Company	CLX	189054109	11/18/20	Certificate of Incorporation	Issuer	Yes	For	With

Bottomline Technologies, Inc	EPAY	101388106	11/18/20	Election of Directors	Issuer	No
Bottomline Technologies, Inc	EPAY	101388106	11/18/20	Executive Compensation	Issuer	No
Bottomline Technologies, Inc	EPAY	101388106	11/18/20	Stock Incentive Plan	Issuer	No
Bottomline Technologies, Inc	EPAY	101388106	11/18/20	Ratify Auditors	Issuer	No

Resmed Inc	RMD	761152107	11/19/20	Election of Directors	Issuer	Yes	For	With
Resmed Inc	RMD	761152107	11/19/20	Ratify Auditors	Issuer	Yes	For	With
Resmed Inc	RMD	761152107	11/19/20	Executive Compensation	Issuer	Yes	For	With

Factset Research Systems Inc	FDS	303075105	12/17/20	Election of Directors	Issuer	Yes	For	With
Factset Research Systems Inc	FDS	303075105	12/17/20	Ratify Auditors	Issuer	Yes	For	With
Factset Research Systems Inc	FDS	303075105	12/17/20	Executive Compensation	Issuer	Yes	For	With

The Scotts Miracle- Gro Company	SMG	810186106	01/25/21	Election of Directors	Issuer	Yes	For	With
The Scotts Miracle- Gro Company	SMG	810186106	01/25/21	Ratify Auditors	Issuer	Yes	For	With
The Scotts Miracle- Gro Company	SMG	810186106	01/25/21	Executive Compensation	Issuer	Yes	For	With

Analog Devices Inc	ADI	032654105	03/10/21	Election of Directors	Issuer	Yes	For	With
Analog Devices Inc	ADI	032654105	03/10/21	Ratify Auditors	Issuer	Yes	For	With
Analog Devices Inc	ADI	032654105	03/10/21	Executive Compensation	Issuer	Yes	For	With

Silicon Laboratories Inc	SLAB	826919102	04/22/21	Election of Directors	Issuer	Yes	For	With
Silicon Laboratories Inc	SLAB	826919102	04/22/21	Ratify Auditors	Issuer	Yes	For	With
Silicon Laboratories Inc	SLAB	826919102	04/22/21	Executive Compensation	Issuer	Yes	For	With
Silicon Laboratories Inc	SLAB	826919102	04/22/21	Stock Incentive Plan	Issuer	Yes	For	With
Silicon Laboratories Inc	SLAB	826919102	04/22/21	Employee Stock Purchase Plan	Issuer	Yes	For	With

Valmont Industries Inc	VMI	920253101	04/26/21	Election of Directors	Issuer	Yes	For	With
Valmont Industries Inc	VMI	920253101	04/26/21	Ratify Auditors	Issuer	Yes	For	With
Valmont Industries Inc	VMI	920253101	04/26/21	Executive Compensation	Issuer	Yes	For	With

Church & Dwight Co	CHD	171340102	04/29/21	Election of Directors	Issuer	No
Church & Dwight Co	CHD	171340102	04/29/21	Ratify Auditors	Issuer	No
Church & Dwight Co	CHD	171340102	04/29/21	Executive Compensation	Issuer	No
Church & Dwight Co	CHD	171340102	04/29/21	Certificate of Incorporation	Issuer	No

Teleflex Incorpoarated	TFX	879369106	04/29/21	Election of Directors	Issuer	Yes	For	With
Teleflex Incorpoarated	TFX	879369106	04/29/21	Ratify Auditors	Issuer	Yes	For	With
Teleflex Incorpoarated	TFX	879369106	04/29/21	Executive Compensation	Issuer	Yes	For	With
Teleflex Incorpoarated	TFX	879369106	04/29/21	Declassify our Board of Directors	Issuer	Yes	Abstain	With

Expeditors Int'l of Washington	EXPD	30213109	05/04/21	Election of Directors	Issuer	No
Expeditors Int'l of Washington	EXPD	30213109	05/04/21	Ratify Auditors	Issuer	No
Expeditors Int'l of Washington	EXPD	30213109	05/04/21	Executive Compensation	Issuer	No

Ecolab Inc	ECL	278865100	05/06/21	Election of Directors	Issuer	Yes	For	With
Ecolab Inc	ECL	278865100	05/06/21	Ratify Auditors	Issuer	Yes	For	With
Ecolab Inc	ECL	278865100	05/06/21	Executive Compensation	Issuer	Yes	For	With
Ecolab Inc	ECL	278865100	05/06/21	Proxy access	Shareholder	Yes	Against	With

Mettler- Toledo International Inc	MTD	592688105	05/06/21	Election of Directors	Issuer	Yes	For	With
Mettler- Toledo International Inc	MTD	592688105	05/06/21	Ratify Auditors	Issuer	Yes	For	With
Mettler- Toledo International Inc	MTD	592688105	05/06/21	Executive Compensation	Issuer	Yes	For	With
Mettler- Toledo International Inc	MTD	592688105	05/06/21	Equity Incentive Plan	Issuer	Yes	For	With

Ametek Inc	AME	031100100'	05/06/21	Election of Directors	Issuer	Yes	For	With
Ametek Inc	AME	031100100'	05/06/21	Ratify Auditors	Issuer	Yes	For	With
Ametek Inc	AME	031100100'	05/06/21	Executive Compensation	Issuer	Yes	For	With

UTZ Brands	UTZ	918090101	05/06/21	Election of Directors	Issuer	Yes	For	With
UTZ Brands	UTZ	918090101	05/06/21	Ratify Auditors	Issuer	Yes	For	With
UTZ Brands	UTZ	918090101	05/06/21	Employee Stock Purchase Plan	Issuer	Yes	For	With

T. Rowe Price Group Inc	TROW	74144T108	05/11/21	Election of Directors	Issuer	Yes	For	With
T. Rowe Price Group Inc	TROW	74144T108	05/11/21	Ratify Auditors	Issuer	Yes	For	With
T. Rowe Price Group Inc	TROW	74144T108	05/11/21	Executive Compensation	Issuer	Yes	For	With
T. Rowe Price Group Inc	TROW	74144T108	05/11/21	Voting on Climate Change	Shareholder	Yes	Against	With

Trimble Inc	TRMB	896239100	05/12/21	Election of Directors	Issuer	Yes	For	With
Trimble Inc	TRMB	896239100	05/12/21	Ratify Auditors	Issuer	Yes	For	With
Trimble Inc	TRMB	896329100	05/12/21	Executive Compensation	Issuer	Yes	For	With

Idex Corporation	IEX	45167R104	05/11/21	Election of Directors	Issuer	Yes	For	With
Idex Corporation	IEX	45167R104	05/11/21	Ratify Auditors	Issuer	Yes	For	With
Idex Corporation	IEX	45167R104	05/11/21	Executive Compensation	Issuer	Yes	For	With

O'Reilly Automotive Inc	ORLY	67103H107	05/11/21	Election of Directors	Issuer	Yes	For	With
O'Reilly Automotive Inc	ORLY	67103H107	05/11/21	Ratify Auditors	Issuer	Yes	For	With
O'Reilly Automotive Inc	ORLY	67103H107	05/11/21	Executive Compensation	Issuer	Yes	For	With
O'Reilly Automotive Inc	ORLY	67103H107	05/11/21	Improve our catch-22 proxy access	Shareholder	Yes	Against	With

Ansys Inc	ANSS	03662Q105	05/14/21	Election of Directors	Issuer	Yes	For	With
Ansys Inc	ANSS	03662Q105	05/14/21	Ratify Auditors	Issuer	Yes	For	With
Ansys Inc	ANSS	03662Q105	05/14/21	Executive Compensation	Issuer	Yes	For	With
Ansys Inc	ANSS	03662Q105	05/14/21	Simple Majority Voting Provision	Shareholder	Yes	Against	With

Quidel Corporation	QDEL	74838J101	05/18/21	Election of Directors	Issuer	Yes	For	With
Quidel Corporation	QDEL	74838J101	05/18/21	Ratify Auditors	Issuer	Yes	For	With
Quidel Corporation	QDEL	74838J101	05/18/21	Executive Compensation	Issuer	Yes	For	With

NXPI Semiconductors NV	NXPI	N6596X109	05/26/21	Adoption of 2020 Statutory Annual Accounts	Issuer	No
NXPI Semiconductors NV	NXPI	N6596X109	05/26/21	Election of Directors	Issuer	No
NXPI Semiconductors NV	NXPI	N6596X109	05/26/21	Capital Structure	Issuer	No

PRA Health Sciences	PRAH	69354M108	06/15/21	Executive Compensation	Issuer	Yes	For	With
PRA Health Sciences	PRAH	69354M108	06/15/21	Plan of Merger	Issuer	Yes	For	With
PRA Health Sciences	PRAH	69354M108	06/15/21	Adjounment of PRA Stockholer Meeting	Issuer	Yes	For	With

Costar Group Inc	CSGP	22160N109	06/02/21	Election of Directors	Issuer	Yes	For	With
Costar Group Inc	CSGP	22160N109	06/02/21	Ratify Auditors	Issuer	Yes	For	With
Costar Group Inc	CSGP	22160N109	06/02/21	Executive Compensation	Issuer	Yes	For	With
Costar Group Inc	CSGP	22160N109	06/02/21	Certificate of Incorporation	Issuer	Yes	For	With
Costar Group Inc	CSGP	22160N109	06/02/21	Employee Stock Purchase Plan	Issuer	Yes	For	With
Costar Group Inc	CSGP	22160N109	06/02/21	Simple Majority Vote	Shareholder	Yes	Against	With

Pegasystems Inc	PEGA	705573103	06/22/21	Election of Directors	Issuer	Yes	For	With
Pegasystems Inc	PEGA	705573103	06/22/21	Ratify Auditors	Issuer	Yes	For	With
Pegasystems Inc	PEGA	705573103	06/22/21	Executive Compensation	Issuer	Yes	For	With
Pegasystems Inc	PEGA	705573103	06/22/21	Shareholder Proxy Access	Shareholder	Yes	Against	With

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Papp Investment Trust

By (Signature and Title)* /s/ Harry A. Papp

Harry A. Papp, President

Date August 20, 2021

* Print the name and title of each signing officer under his or her signature.